CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals)	Dec. 31, 2024	Jun. 30, 2024
This American Doc, Inc [Member]
Shares issued to non-controlling interest holders in TAD to obtain 100% interest in subsidiary	100.00%	100.00%